Loans Receivable	6 Months Ended
Jun. 30, 2025
Loans Receivable [Abstract]
LOANS RECEIVABLE

NOTE 7 – LOANS RECEIVABLE

At June 30, 2025 and December 31, 2024, loans receivable consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Guangxi Beihengda Mining Co., Ltd. (1)	$5,165,001	$5,068,979
Beijing Liansheng Innovation Technology Co., Ltd (2)	279,189	273,999
Guangzhou Ruilide Information System Co., Ltd (3)	279,189	-
Total loans receivable	5,723,379	5,342,978
Less: current portion	558,378	958,996
Loan receivable - non current	$5,165,001	$4,383,982

(1)	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,187,839), RMB3,000,000 ($418,784) and RMB7,000,000 ($977,162) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan was extended for three years to January 21, 2028. The RMB7,000,000 loan was extended for three years to June 14, 2028. The RMB3,000,000 loan was repaid in August 2022 with interest of RMB120,000 ($16,751). The change in the carrying value of these outstanding loans from $5,068,979 in 2024 to $5,165,001 in 2025 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for a building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.

(2)	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($279,189) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024. The loan was restricted for its operating activities and was extended for one year to January 16, 2026.

(3)	On April 29, 2025, the Company provided a loan of RMB3,000,000 ($418,784) with 1.0% per month interest to Guangzhou Ruilide Information System Co., Ltd for two months, maturing on June 28, 2025. The loan was restricted for its operating activities. The RMB1,000,000 ($139,595) loan was repaid as of June 30, 2025, a repayment of RMB500,000 ($69,797) on July 1, 2025. The remaining RMB1,500,000 ($209,392) loan was extended for four months to October 29, 2025.

Interest income for the six months ended June 30, 2025 and 2024 was $313,590 and $554,700, respectively.